LONG TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Long-Term Investments [Abstract]
Summary of equity securities without readily determinable fair value

The Group had the following equity securities without readily determinable fair value:

	As of December 31,
	2021	2022
	US$	US$
TradeUP Acquisition Corp.(“UPTDU”) (a)	445,400	314,700
Fortune Rise Acquisition Corporation (“FRLAU”) (b)	201,248	200,237
Shenzhen Guru Club Information Technology Group Co., LTD. (“Guru”) (c)	1,569,218	1,449,864
Shanghai Realize Investment Consulting Co., Ltd. (“Realize”) (d)	941,531	869,918
Shanghai Yisong Consulting Management Co., LTD (“Yisong”) (e)	407,997	376,965
Feutune Light Acquisition Corporation (“FLFVU”) (f)	—	200,000
Total	3,565,394	3,411,684

(a)
UPTDU is a NASDAQ listed blank check company formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses. In February and July 2021, the Group respectively acquired 230,000 founder shares (8,500 of which was forfeited in September 2021) and 44,040 private shares issued by UPTDU for a total purchase consideration of US$445,400. In March 2022, The Group respectively transferred 110,750 and 6,000 founder shares to sponsor and independent directors, and 31,220 private shares to sponsor. The founder shares and private shares are each subject to transfer restrictions pursuant to lock-up provisions. At the end of 2022, the shares owned by the Group took up 2.32% equity interests of UPTDU with no significant impacts. No observable price change has been identified and no fair value change was recorded for the year ended December 31, 2021 and 2022.
(b)
FRLAU is a NASDAQ listed blank check company formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses. In November 2021, the Group acquired 122,000 founder shares, 20,000 private shares and 60,000 representative shares issued by FRLAU for a total purchase consideration of US$201,248. After the sale of 98,800 founder shares in December 2022, the Group held 0.80% equity interests of FRLAU with no significant impacts. The founder shares, private shares and representative shares are each subject to transfer restrictions pursuant to lock-up provisions. No observable price change has been identified and no fair value change was recorded for the year ended December 31, 2021 and 2022.
(c)
In October 2017, the Group acquired 1.0% equity interests of Guru with no significant impacts, formerly known as Tibet Gelonghui Information Technology Co., LTD., for a purchase consideration of US$1,536,972 (RMB10,000,000). Guru is principally engaged in information technology development, technical consultation and technical services. No observable price change has been identified and no fair value change was recorded for the years ended December 31, 2021 and 2022. The change of balance was foreign exchange difference.
(d)
In August 2021, the Group acquired 1.5% equity interests of Realize for a purchase consideration of US$926,183 (RMB6,000,000). Realize is principally engaged in ESOP advisory and management services. No observable price change has been identified and no fair value change was recorded for the years ended December 31, 2021 and 2022. The change of balance was foreign exchange difference.
(e)
In April 2021, the Group acquired 5% equity interests of Yisong for a purchase consideration of US$400,962 (RMB2,600,000). Yisong is principally engaged in consulting and financial advisory services. No observable price change has been identified and no fair value change was recorded for the year ended December 31, 2021 and 2022. The change of balance was foreign exchange difference.
6.
LONG‑TERM INVESTMENTS (Continued)

Equity securities without readily determinable fair value (Continued)

(f)
FLFVU is a NASDAQ listed blank check company formed for the purpose of entering into a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses. In June 2022, the Group acquired 20,000 private shares and 60,000 representative shares issued by FLFVU for a total purchase consideration of US$200,000, which accounted for 0.63% equity interests of FLFVU with no significant impacts. The representative shares are identical to the public shares except that the representative has agreed not to transfer, assign or sell any such representative shares until the completion of initial business combination. No observable price change has been identified and no fair value change was recorded for the year ended December 31, 2022.

Summary of available for sale investments

The Group had the following available‑for‑sale securities:

	As of December 31,
	2021	2022
	US$	US$
Beijing Yingxin Network Technology Co., LTD (“Yingxin”) (g)	823,165	—
Alphalion Technology Holding Limited (“Alphalion”) (h)	5,019,718	4,516,815
Total	5,842,883	4,516,815

(g)
In September 2017, the Group acquired 2.91% equity interests of Yingxin for a purchase consideration of US$461,092 (RMB3,000,000). Yingxin is principally engaged in IT services, including systems, data or maintenance. The investment was classified as available-for-sale securities as the Group determined that the preferred shares were debt securities due to the redemption option available to the investor and measured the investment subsequently at fair value. For the year ended December 31, 2022, due to the deterioration of the operating conditions of Yingxin, the Group had made full provision of US$472,605 for the impairment of this investment and reversed US$350,560 of fair value gains in other comprehensive income.
(h)
In February 2019, the Group entered into a series of agreements to covert its short-term interest-free loans to Alphalion Technology Holding Limited and its affiliates amounted at US$3,060,113 into 25% equity interest of Alphalion (Note 16). Alphalion is principally engaged in IT services, including software maintenance, application service and data processing. The investment was classified as available-for-sale securities as the Group determined that the preferred shares were debt securities due to the redemption option available to investors and measured the investment subsequently at fair value. US$1,899,605 gains and US$502,903 losses of fair value was recorded for the years ended December 31,2021 and 2022.

Summary of equity method investment

The Group had the following Equity method investments:

	As of December 31,
	2021	2022
	US$	US$
TradeUP Global Sponsor LLC (“Global Sponsor”) (i)	369,567	—
Others (j)	—	—
Total	369,567	—

(i)
In April 2021, the Group acquired 20% equity interests of Global Sponsor for a purchase consideration of US$454,560. Global Sponsor is the sponsor to TradeUP Global Corporation, a NASDAQ listed blank check company formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses. The Group accounted for the investment using equity method accounting because the Group does not control the investee but has the ability to exercise significant influence over the operating and financial policies of the investee. For the year ended December 31, 2021, the Group recorded an investment loss of US$84,993. In April 2022, TradeUP Global Corporation completed the business combination with SAITECH Limited, an energy-saving bitcoin mining operator and a clean-tech company that integrates bitcoin mining, heating and power industries, and the ticker symbol was renamed “SAI”. After the business combination, the Group does not have ability to exercise significant influence over the operating and financial policies of the investee due to the resignation of the director assigned by the Group, as such the Group recognized the investment as financial instruments held, at fair value.
(j)
In June 2022, the Group made an equity investment with a consideration of US$175,000, which was accounted for using equity method accounting because the Group does not control the investee but has the ability to exercise significant influence over the operating and financial policies of the investee. For the year ended December 31, 2022, due to the deterioration of the operating conditions, the Group had made full provision of US$175,000 for the impairment of this investment on December 31, 2022.